Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company's single operating segment for the fiscal years ended March 31, 2026, 2025 and 2024:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
License and Other Revenue	$2,307	$1,839	$1,431
Royalty Revenue	2,613	2,168	1,802
	4,920	4,007	3,233
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(1,674)	(1,320)	(1,300)
Staff costs: Share-based compensation cost (equity settled)	(1,052)	(820)	(1,037)
Staff costs: Employer taxes related to share-based compensation	(160)	(224)	(176)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(881)	(634)	(367)
Amortization	(100)	(87)	(86)
Depreciation	(150)	(96)	(76)
Other non-staff costs	(3)	5	(80)
Operating income (loss)	900	831	111
Operating margin	18%	21%	3%
Income (loss) from equity investments, net	14	(237)	(20)
Interest income, net	111	116	110
Other non-operating income (loss), net	132	10	11
Income (loss) from continuing operations before income taxes	1,157	720	212
Income tax benefit (expense)	(253)	72	94
Net income (loss)	$904	$792	$306

Schedule of Long-Lived Assets by Geographic Area	Long-lived assets by geographic area are as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
United Kingdom	$628	$444
United States	438	197
Other countries	154	73
Total	$1,220	$714